Cover	Jun. 18, 2024
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	NEWTEKONE, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-3755188
Entity Address, Address Line One	4800 T Rex Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	212
Local Phone Number	356-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001587987
Document Period End Date	Jun. 18, 2024
Current Fiscal Year End Date	--12-31
Securities Act File Number	814-01035
Common Stock, par value $0.02 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.02 per share
Trading Symbol	NEWT
Security Exchange Name	NASDAQ
5.75% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	5.75% Notes due 2024
Trading Symbol	NEWTL
Security Exchange Name	NASDAQ
5.50% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	8.00% Notes due 2028
Trading Symbol	NEWTI
Security Exchange Name	NASDAQ
Five Point Five Zero Percent Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	5.50% Notes due 2026
Trading Symbol	NEWTZ
Security Exchange Name	NASDAQ
Eight Point Five Percent Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	8.50% Notes due 2029
Trading Symbol	NEWTG
Security Exchange Name	NASDAQ